Aggregate Amounts of Maturities for Corporate Bonds and Convertible Bonds (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014
Debt Instrument [Line Items]
2015
2016	10,000
2017
2018	15,000
2019	30,000
Thereafter
Total	¥ 55,000